Consolidated Statements of Changes in Stockholders’ Equity (Deficit) - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit
Beginning balance (in shares) at Dec. 31, 2022		646
Beginning balance at Dec. 31, 2022	$ (1,625)	$ 0	$ 16,871	$ (18,496)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	388		388
Restricted stock vesting (in shares)		106
Warrant issuance	532		532
Prefunded warrant exercise (in shares)		1,028
Warrant exercise	12		12
Issuance of common stock in pre-closing financing (in shares)		785
Issuance of common stock in pre-closing financing	11,721		11,721
Issuance of common stock for settlement of bridge note (in shares)		35
Issuance of common stock for settlement of bridge note	3,333		3,333
Issuance of common stock for reverse recapitalization expenses (in shares)		19
Issuance of common stock for reverse recapitalization expenses	1,875		1,875
Issuance of common stock to Vallon stockholders in reverse recapitalization (in shares)		290
Issuance of common stock to Vallon stockholders in reverse recapitalization	(2,940)		(2,940)
Net loss	$ (13,037)			(13,037)
Ending balance (in shares) at Dec. 31, 2023	2,909	2,909
Ending balance at Dec. 31, 2023	$ 259	$ 0	31,792	(31,533)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	37		37
Fractional share adjustment (in shares)		(1)
Issuance of common stock and prefunded warrants in financing (in shares)		1,495
Issuance of common stock and prefunded warrants in financing	4,389		4,389
Prefunded warrant exercise (in shares)		10,047
Net loss	(1,887)			(1,887)
Ending balance (in shares) at Mar. 31, 2024		14,450
Ending balance at Mar. 31, 2024	$ 2,798		36,218	(33,420)
Beginning balance (in shares) at Dec. 31, 2023	2,909	2,909
Beginning balance at Dec. 31, 2023	$ 259	$ 0	31,792	(31,533)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(6,259)
Ending balance (in shares) at Sep. 30, 2024		295,453
Ending balance at Sep. 30, 2024	$ 3,660	$ 0	41,453	(37,793)
Beginning balance (in shares) at Dec. 31, 2023	2,909	2,909
Beginning balance at Dec. 31, 2023	$ 259	$ 0	31,792	(31,533)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	148		148
Fractional share adjustment (in shares)		(12)
Issuance of common stock and prefunded warrants in financing (in shares)		330,642
Issuance of common stock and prefunded warrants in financing	11,166	$ 0	11,166
Prefunded warrant exercise (in shares)		191,946
Warrant exercise	666		666
Net loss	$ (8,207)			(8,207)
Ending balance (in shares) at Dec. 31, 2024	525,485	525,485
Ending balance at Dec. 31, 2024	$ 4,032	$ 0	43,772	(39,740)
Beginning balance (in shares) at Mar. 31, 2024		14,450
Beginning balance at Mar. 31, 2024	2,798		36,218	(33,420)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	37		37
Fractional share adjustment (in shares)		(11)
Issuance of common stock and prefunded warrants in financing (in shares)		20,816
Issuance of common stock and prefunded warrants in financing	4,134		4,134
Prefunded warrant exercise (in shares)		11,905
Net loss	(2,250)			(2,250)
Ending balance (in shares) at Jun. 30, 2024		47,160
Ending balance at Jun. 30, 2024	4,719	$ 0	40,389	(35,670)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	37		37
Issuance of common stock and prefunded warrants in financing (in shares)		123,141
Issuance of common stock and prefunded warrants in financing	1,027		1,027
Prefunded warrant exercise (in shares)		125,152
Net loss	(2,123)			(2,123)
Ending balance (in shares) at Sep. 30, 2024		295,453
Ending balance at Sep. 30, 2024	$ 3,660	$ 0	41,453	(37,793)
Beginning balance (in shares) at Dec. 31, 2024	525,485	525,485
Beginning balance at Dec. 31, 2024	$ 4,032	$ 0	43,772	(39,740)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	220		220
Fractional share adjustment (in shares)		(127)
Net loss	(3,046)			(3,046)
Ending balance (in shares) at Mar. 31, 2025		525,358
Ending balance at Mar. 31, 2025	$ 1,205		43,991	(42,786)
Beginning balance (in shares) at Dec. 31, 2024	525,485	525,485
Beginning balance at Dec. 31, 2024	$ 4,032	$ 0	43,772	(39,740)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(9,297)
Ending balance (in shares) at Sep. 30, 2025		3,268,727
Ending balance at Sep. 30, 2025	1,993	$ 0	51,030	(49,037)
Beginning balance (in shares) at Mar. 31, 2025		525,358
Beginning balance at Mar. 31, 2025	1,205		43,991	(42,786)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	41		41
Net loss	(2,892)			(2,892)
Ending balance (in shares) at Jun. 30, 2025		2,496,800
Ending balance at Jun. 30, 2025	3,322	$ 0	49,000	(45,678)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	465		465
Issuance of common stock and prefunded warrants in financing (in shares)		771,927
Issuance of common stock and prefunded warrants in financing	1,565		1,565
Net loss	(3,359)			(3,359)
Ending balance (in shares) at Sep. 30, 2025		3,268,727
Ending balance at Sep. 30, 2025	$ 1,993	$ 0	$ 51,030	$ (49,037)